Approval of the financial statements	12 Months Ended
Dec. 31, 2023
Approval of Financial Statements [Abstract]
Approval of the financial statements	Approval of the financial statements
On February 20, 2024, the issuance of the consolidated financial statements was authorized by Juan Sottil, Vesta´s CFO, consequently, they do not reflect events occurring after that date. These consolidated financial statements are subject to approval by the Board of Directors and the General Ordinary Shareholders’ Meeting, who may decide to modify such consolidated financial statements according to the Mexican General Corporate Law.